Office and Equipment (Details) - Schedule of office and equipment	9 Months Ended
Oct. 31, 2021 USD ($)
Cost
Assets acquired on acquisition	$ 54,978
Additions	71,855
Balance, October 31, 2021	126,833
Depreciation
Depreciation for the period	21,667
Balance, October 31, 2021	21,667
Carrying amounts
Balance, October 31, 2021	105,166
Mining Equipment [Member]
Cost
Assets acquired on acquisition	45,647
Additions	71,855
Balance, October 31, 2021	117,502
Depreciation
Depreciation for the period	14,033
Balance, October 31, 2021	14,033
Carrying amounts
Balance, October 31, 2021	103,469
Computer Equipment and Software [Member]
Cost
Assets acquired on acquisition	9,331
Additions
Balance, October 31, 2021	9,331
Depreciation
Depreciation for the period	7,634
Balance, October 31, 2021	7,634
Carrying amounts
Balance, October 31, 2021	$ 1,697